Property, Plant, and Equipment (Details PPE) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Property, Plant, and Equipment
Total property, plant, and equipment, at cost	$ 25,823		$ 22,546
Accumulated depreciation and amortization	(7,613)		(7,079)
Property, plant, and equipment - net	18,210		15,467
Depreciation and amortization	752		712	658
Nonregulated [Member] | Natural gas gathering and processing facilities [Member]
Property, Plant, and Equipment
Total property, plant, and equipment, at cost	9,185		7,727
Nonregulated [Member] | Natural gas gathering and processing facilities [Member] | Minimum [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	5 years	[1]
Nonregulated [Member] | Natural gas gathering and processing facilities [Member] | Maximum [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	40 years	[1]
Nonregulated [Member] | Construction in Progress [Member]
Property, Plant, and Equipment
Total property, plant, and equipment, at cost	3,123		1,997
Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant, and Equipment
Total property, plant, and equipment, at cost	1,316		1,103
Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	3 years	[1]
Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	45 years	[1]
Regulated [Member] | Natural gas transmission facilities [Member]
Property, Plant, and Equipment
Total property, plant, and equipment, at cost	10,633		9,963
Regulated [Member] | Natural gas transmission facilities [Member] | Minimum [Member]
Property, Plant, and Equipment
Property, Plant, and Equipment, Depreciation Rate	1.20%	[1]
Regulated [Member] | Natural gas transmission facilities [Member] | Maximum [Member]
Property, Plant, and Equipment
Property, Plant, and Equipment, Depreciation Rate	6.97%	[1]
Regulated [Member] | Construction in Progress [Member]
Property, Plant, and Equipment
Total property, plant, and equipment, at cost	273		337
Regulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant, and Equipment
Total property, plant, and equipment, at cost	1,293		1,419
Regulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment
Property, Plant, and Equipment, Depreciation Rate	1.35%	[1]
Regulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment
Property, Plant, and Equipment, Depreciation Rate	33.33%	[1]
Regulated [Member] | Excess Of Original Cost Of Regulated Facilities [Member]
Property, Plant, and Equipment
Property, plant, and equipment - net	$ 785		$ 825
Period of straight-line amortization	40 years

[1]	Estimated useful life and depreciation rates are presented as of December 31, 2013. Depreciation rates for regulated assets are prescribed by the FERC.